Investment property (Tables)	12 Months Ended
Dec. 31, 2018
Investment property [abstract]
Disclosure of detailed information about investment property
Changes in the Group’s investment property in 2018 and 2017 were as follows:

	2018	2017 (*)
Beginning of the year	42,342	44,581
Net gain from fair value adjustment (Note 8)	13,409	4,302
Reclassification to property, plant and equipment (i)	(3,313)	—
Exchange difference	(11,713)	(6,541)
End of the year	40,725	42,342
Fair value	40,725	42,342
Net book amount	40,725	42,342

(i)       Relates to new contracts with third parties.